LEASES (Tables)	12 Months Ended
Dec. 31, 2012
LEASES
Schedule of future minimum lease payments under capital leases

  The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2012:

Years ended December 31,:	Minimum Capital Lease Payments

2013	$14,052

2014	8,970

2015	3,646

2016	–

2017	–

Thereafter	–

Total minimum lease payments	26,668

Less amount representing interest	1,605

Present value of net minimum lease payments	$25,063

Summary of information related to capital lease obligations

	As at December 31,

	2012	2011

Total future lease payments	$26,668	$40,630

Less: interest	1,605	3,378

	25,063	37,252

Less: current portion	12,955	11,068

Long-term portion of capital lease obligations	$12,108	$26,184

Schedule of future minimum lease payments under operating leases

  Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2012 are as follows:

Years ended December 31,:	Minimum Operating Lease Payments

2013	$1,434

2014	1,013

2015	837

2016	822

2017	813

Thereafter	3,473

Total	$8,392